First Trust North American Energy Infrastructure Fund (EMLP)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 68.5%
	Construction & Engineering — 3.4%
456,192	Fluor Corp. (b)	$17,203,001
309,724	Quanta Services, Inc.	60,101,942
		77,304,943
	Electric Utilities — 18.3%
1,097,123	Alliant Energy Corp.	53,386,005
1,074,629	American Electric Power Co., Inc.	83,971,510
35,016	Constellation Energy Corp.	4,271,952
136,177	Duke Energy Corp.	13,049,842
40,571	Emera, Inc. (CAD)	1,433,693
2,442,026	Enel S.p.A., ADR	16,508,096
188,418	Entergy Corp.	18,796,580
516,571	Evergy, Inc.	26,226,310
195,263	Eversource Energy	10,587,160
74,004	Exelon Corp.	2,576,079
145,573	Fortis, Inc. (CAD)	5,840,461
357,479	Iberdrola S.A., ADR	17,162,567
252,068	IDACORP, Inc.	23,336,455
87,678	Orsted A/S, ADR	1,624,673
2,324,226	PPL Corp.	60,894,721
697,077	Southern (The) Co.	48,460,793
496,201	Xcel Energy, Inc.	29,707,554
		417,834,451
	Energy Equipment & Services — 0.3%
514,498	Archrock, Inc.	8,406,897
	Gas Utilities — 6.5%
764,849	AltaGas Ltd. (CAD)	15,900,576
422,334	Atmos Energy Corp.	48,120,736
11,623	Chesapeake Utilities Corp.	1,177,177
1,194,483	National Fuel Gas Co.	56,331,818
122,396	New Jersey Resources Corp.	4,997,429
318,877	ONE Gas, Inc.	19,569,481
94,804	UGI Corp.	2,098,961
		148,196,178
	Independent Power and Renewable Electricity Producers — 1.7%
1,477,209	AES (The) Corp.	24,639,846
559,026	Clearway Energy, Inc., Class A	12,555,724
101,301	Northland Power, Inc. (CAD)	1,864,098
		39,059,668
	Multi-Utilities — 13.2%
93,320	Ameren Corp.	6,492,272
1,132,579	ATCO Ltd., Class I (CAD)	31,674,641
77,430	Canadian Utilities Ltd., Class A (CAD)	1,764,629
385,280	CenterPoint Energy, Inc.	10,764,723
Shares	Description	Value

	Multi-Utilities (Continued)
524,998	CMS Energy Corp.	$30,008,886
280,257	DTE Energy Co.	29,544,693
763,657	Public Service Enterprise Group, Inc.	44,284,469
1,482,536	Sempra	106,090,276
511,259	WEC Energy Group, Inc.	41,289,277
		301,913,866
	Oil, Gas & Consumable Fuels — 24.3%
196,961	Cheniere Energy, Inc.	32,299,634
1,691,250	DT Midstream, Inc.	90,803,213
950,942	Enbridge, Inc.	33,758,441
2,337,829	Keyera Corp. (CAD)	56,548,179
5,906,319	Kinder Morgan, Inc.	99,934,918
1,449,729	ONEOK, Inc.	98,944,004
804,214	Targa Resources Corp.	68,326,021
493,312	TC Energy Corp.	19,451,292
1,585,248	Williams (The) Cos., Inc.	54,944,696
		555,010,398
	Water Utilities — 0.8%
15,819	American Water Works Co., Inc.	1,961,873
451,805	Essential Utilities, Inc.	16,201,727
		18,163,600
	Total Common Stocks	1,565,890,001
	(Cost $1,474,624,086)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 28.6%
	Chemicals — 0.4%
376,235	Westlake Chemical Partners, L.P.	8,796,374
	Energy Equipment & Services — 0.1%
148,104	USA Compression Partners, L.P.	3,695,195
	Independent Power and Renewable Electricity Producers — 1.1%
835,702	NextEra Energy Partners, L.P. (c)	24,945,705
	Oil, Gas & Consumable Fuels — 27.0%
671,375	Cheniere Energy Partners, L.P.	35,529,165
11,369,526	Energy Transfer, L.P.	162,584,222
240,773	EnLink Midstream LLC (c)	2,903,722
6,970,532	Enterprise Products Partners, L.P.	186,531,436
551,436	Hess Midstream, L.P., Class A (c)	18,644,051

First Trust North American Energy Infrastructure Fund (EMLP)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
1,987,235	MPLX, L.P.	$76,607,909
8,296,887	Plains GP Holdings, L.P., Class A (c)	134,243,632
		617,044,137
	Total Master Limited Partnerships	654,481,411
	(Cost $436,946,850)

Shares	Description	Value
MONEY MARKET FUNDS — 2.5%
56,737,346	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (d)	56,737,346
	(Cost $56,737,346)

	Total Investments — 99.6%	2,277,108,758
	(Cost $1,968,308,282)
	Net Other Assets and Liabilities — 0.4%	9,708,735
	Net Assets — 100.0%	$2,286,817,493

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Rate shown reflects yield as of January 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,565,890,001	$ 1,565,890,001	$ —	$ —
Master Limited Partnerships*	654,481,411	654,481,411	—	—
Money Market Funds	56,737,346	56,737,346	—	—
Total Investments	$2,277,108,758	$2,277,108,758	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust EIP Carbon Impact ETF (ECLN)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 87.8%
	Construction & Engineering — 2.9%
7,468	Fluor Corp. (b)	$281,618
2,688	Quanta Services, Inc.	521,607
		803,225
	Electric Utilities — 33.9%
19,321	Alliant Energy Corp.	940,160
16,175	American Electric Power Co., Inc.	1,263,914
817	Constellation Energy Corp.	99,674
3,196	Duke Energy Corp.	306,273
756	Edison International	51,015
7,007	Emera, Inc. (CAD)	247,612
51,780	Enel S.p.A., ADR	350,033
2,815	Entergy Corp.	280,824
14,619	Evergy, Inc.	742,207
3,290	Eversource Energy	178,384
3,496	Fortis, Inc. (CAD)	140,261
16,695	Hydro One Ltd. (CAD) (c) (d)	495,467
6,481	Iberdrola S.A., ADR	311,153
7,027	IDACORP, Inc.	650,560
5,423	OGE Energy Corp.	180,260
392	Orsted A/S (DKK) (c) (d) (e)	22,095
37,860	PPL Corp.	991,932
15,719	Southern (The) Co.	1,092,785
19,448	Xcel Energy, Inc.	1,164,352
		9,508,961
	Gas Utilities — 10.0%
7,505	AltaGas Ltd. (CAD)	156,023
9,884	Atmos Energy Corp.	1,126,183
1,305	Chesapeake Utilities Corp.	132,170
15,255	National Fuel Gas Co.	719,426
1,350	New Jersey Resources Corp.	55,121
9,860	ONE Gas, Inc.	605,108
		2,794,031
	Independent Power and Renewable Electricity Producers — 6.3%
31,165	AES (The) Corp.	519,832
36,124	Clearway Energy, Inc., Class A	811,345
14,239	EDP Renovaveis S.A. (EUR) (e)	230,575
11,301	Northland Power, Inc. (CAD)	207,956
		1,769,708
	Multi-Utilities — 19.0%
1,296	Ameren Corp.	90,163
17,943	ATCO Ltd., Class I (CAD)	501,809
4,956	CenterPoint Energy, Inc.	138,471
14,866	CMS Energy Corp.	849,740
7,301	DTE Energy Co.	769,671
Shares	Description	Value

	Multi-Utilities (Continued)
14,076	Public Service Enterprise Group, Inc.	$816,267
16,754	Sempra	1,198,916
11,918	WEC Energy Group, Inc.	962,498
		5,327,535
	Oil, Gas & Consumable Fuels — 14.6%
3,277	Cheniere Energy, Inc.	537,395
29,421	DT Midstream, Inc.	1,579,614
22,588	Equitrans Midstream Corp.	230,172
10,718	Targa Resources Corp.	910,601
23,988	Williams (The) Cos., Inc.	831,424
		4,089,206
	Water Utilities — 1.1%
929	American Water Works Co., Inc.	115,214
5,824	Essential Utilities, Inc.	208,849
		324,063
	Total Common Stocks	24,616,729
	(Cost $25,597,623)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) — 6.7%
	Independent Power and Renewable Electricity Producers — 3.0%
21,336	Brookfield Renewable Partners, L.P. (CAD)	553,217
9,297	NextEra Energy Partners, L.P. (f)	277,516
		830,733
	Oil, Gas & Consumable Fuels — 3.7%
19,811	Cheniere Energy Partners, L.P.	1,048,398
	Total Master Limited Partnerships	1,879,131
	(Cost $2,012,864)

First Trust EIP Carbon Impact ETF (ECLN)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 5.4%
1,522,199	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (g)	$1,522,199
	(Cost $1,522,199)

	Total Investments — 99.9%	28,018,059
	(Cost $29,132,686)
	Net Other Assets and Liabilities — 0.1%	21,887
	Net Assets — 100.0%	$28,039,946

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At January 31, 2024, securities
noted as such are valued at $252,670 or 0.9% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(f)	This security is taxed as a “C” corporation for federal income tax purposes.
(g)	Rate shown reflects yield as of January 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
DKK	– Danish Krone
EUR	– Euro

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Electric Utilities	$ 9,508,961	$ 9,486,866	$ 22,095	$ —
Independent Power and Renewable Electricity Producers	1,769,708	1,539,133	230,575	—
Other Industry Categories*	13,338,060	13,338,060	—	—
Master Limited Partnerships*	1,879,131	1,879,131	—	—
Money Market Funds	1,522,199	1,522,199	—	—
Total Investments	$28,018,059	$27,765,389	$252,670	$—

*	See Portfolio of Investments for industry breakout.

FT Energy Income Partners Strategy ETF (EIPX)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 74.8%
	Construction & Engineering — 1.2%
15,802	Quanta Services, Inc.	$3,066,378
	Electric Utilities — 8.9%
50,506	Alliant Energy Corp.	2,457,622
46,937	American Electric Power Co., Inc.	3,667,657
268,481	Enel S.p.A., ADR	1,814,932
11,780	Entergy Corp.	1,175,173
51,408	Evergy, Inc.	2,609,984
21,577	Eversource Energy	1,169,905
6,026	Exelon Corp.	209,765
36,404	Iberdrola S.A., ADR	1,747,756
8,438	IDACORP, Inc.	781,190
72,260	PPL Corp.	1,893,212
43,791	Southern (The) Co.	3,044,350
20,560	Xcel Energy, Inc.	1,230,927
		21,802,473
	Energy Equipment & Services — 7.1%
316,853	Archrock, Inc.	5,177,378
23,345	Cactus, Inc., Class A	990,762
84,393	Halliburton Co.	3,008,610
36,248	Helmerich & Payne, Inc.	1,459,345
71,090	NOV, Inc.	1,386,966
62,136	Patterson-UTI Energy, Inc.	689,088
58,720	Schlumberger N.V.	2,859,664
91,076	TechnipFMC PLC	1,761,410
		17,333,223
	Gas Utilities — 3.9%
33,775	AltaGas Ltd. (CAD)	702,154
18,370	Atmos Energy Corp.	2,093,078
120,969	National Fuel Gas Co.	5,704,898
15,793	ONE Gas, Inc.	969,217
		9,469,347
	Independent Power and Renewable Electricity Producers — 1.0%
54,545	AES (The) Corp.	909,811
73,864	Clearway Energy, Inc., Class A	1,658,985
		2,568,796
	Multi-Utilities — 5.8%
10,398	Ameren Corp.	723,389
142,873	ATCO Ltd., Class I (CAD)	3,995,704
29,216	CenterPoint Energy, Inc.	816,295
10,419	CMS Energy Corp.	595,550
1,878	DTE Energy Co.	197,979
20,230	Public Service Enterprise Group, Inc.	1,173,138
Shares	Description	Value

	Multi-Utilities (Continued)
64,396	Sempra	$4,608,178
24,685	WEC Energy Group, Inc.	1,993,560
		14,103,793
	Oil, Gas & Consumable Fuels — 46.2%
279,116	BP PLC, ADR	9,796,972
29,130	Canadian Natural Resources Ltd. (CAD)	1,864,216
57,027	Cenovus Energy, Inc. (CAD)	923,834
11,162	Cheniere Energy, Inc.	1,830,456
24,023	Chevron Corp.	3,541,711
71,985	Coterra Energy, Inc.	1,790,987
12,791	Diamondback Energy, Inc.	1,966,488
86,780	DT Midstream, Inc.	4,659,218
67,808	Enbridge, Inc.	2,407,184
42,598	EOG Resources, Inc.	4,847,226
85,129	Exxon Mobil Corp.	8,752,113
119,339	Imperial Oil Ltd. (CAD)	6,883,662
184,102	Keyera Corp. (CAD)	4,453,120
413,845	Kinder Morgan, Inc.	7,002,257
4,875	Marathon Petroleum Corp.	807,300
74,879	ONEOK, Inc.	5,110,492
6,020	Phillips 66	868,746
8,107	Pioneer Natural Resources Co.	1,863,232
63,740	Range Resources Corp.	1,851,010
262,130	Shell PLC, ADR	16,490,598
12,983	SM Energy Co.	481,410
265,623	Southwestern Energy Co. (b)	1,713,268
33,517	Targa Resources Corp.	2,847,604
63,691	TC Energy Corp.	2,511,336
210,370	TotalEnergies SE, ADR	13,711,917
39,194	Tourmaline Oil Corp. (CAD)	1,694,632
4,646	Valero Energy Corp.	645,329
57,740	Williams (The) Cos., Inc.	2,001,268
		113,317,586
	Water Utilities — 0.7%
47,772	Essential Utilities, Inc.	1,713,104
	Total Common Stocks	183,374,700
	(Cost $183,125,520)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 24.4%
	Energy Equipment & Services — 0.5%
50,522	USA Compression Partners, L.P.	1,260,524
	Independent Power and Renewable Electricity Producers — 0.5%
42,250	NextEra Energy Partners, L.P. (c)	1,261,162

FT Energy Income Partners Strategy ETF (EIPX)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels — 23.4%
72,441	Alliance Resource Partners, L.P.	$1,521,985
101,678	Cheniere Energy Partners, L.P.	5,380,800
865,568	Energy Transfer, L.P.	12,377,622
645,723	Enterprise Products Partners, L.P.	17,279,548
78,557	Kimbell Royalty Partners, L.P. (c)	1,179,926
225,269	MPLX, L.P.	8,684,120
13,932	Natural Resource Partners, L.P.	1,354,887
526,534	Plains GP Holdings, L.P., Class A (c)	8,519,320
58,646	TXO Partners, L.P.	1,091,989
		57,390,197
	Total Master Limited Partnerships	59,911,883
	(Cost $53,149,486)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
1,831,075	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (d)	1,831,075
	(Cost $1,831,075)

	Total Investments — 100.0%	245,117,658
	(Cost $238,106,081)
	Net Other Assets and Liabilities — (0.0)%	(11,505)
	Net Assets — 100.0%	$245,106,153

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Rate shown reflects yield as of January 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 183,374,700	$ 183,374,700	$ —	$ —
Master Limited Partnerships*	59,911,883	59,911,883	—	—
Money Market Funds	1,831,075	1,831,075	—	—
Total Investments	$245,117,658	$245,117,658	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund IV
Additional Information
January 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.